UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Short Duration

Real Return Fund

Annual Report

October 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2013

Eaton Vance

Short Duration Real Return Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	27

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Interest rates fell during the first six months of the fiscal year ended October 31, 2013, driven by highly accommodative monetary policies instituted by central banks around the world. In late 2012, the U.S. Federal Reserve (the Fed) augmented its soon-to-expire Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds, with outright purchases of $45 billion of Treasurys each month. This was in addition to the monthly purchase of approximately $40 billion of agency mortgage-backed securities that it had begun in September 2012. These actions combined to put continuing downward pressure on long-term bond yields.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

The Fed subsequently tried to temper its comments and calm the markets, which moderated the outflows in most fixed-income asset classes. Bonds rallied in September 2013 after the Fed surprised the markets again by postponing the tapering of QE that many investors had thought was imminent. But as the mid-October deadline for Congress to increase the nation’s debt ceiling approached without an agreement, Treasury rates rose briefly, as investors worried that U.S. sovereign debt could go into default, and then settled back after legislators approved an extension.

In contrast with the interest-rate volatility experienced during the 12-months ended October 31, 2013, economic factors affecting U.S. credit markets were generally positive throughout the period: unemployment declined, corporate cash flows remained strong and the housing market appeared to have finally turned the corner toward recovery.

Against this backdrop, the Barclays U.S. Aggregate Bond Index2, a broad measure of the U.S. investment-grade bond market, declined 1.08% for the 12-month period as the adverse effect of rising bond yields more than offset an improving credit environment. Performance varied among various fixed-income sectors. In general, longer-maturity issues, being more sensitive to rising interest rates and the fact that long-term rates rose more than short-term rates, performed worse than shorter-maturity issues. And amid a modest economic recovery, relatively strong corporate cash flows and an accommodative Fed that seemed to encourage investors to take on more risk, lower credit quality bonds generally outperformed higher-quality issues.

Fund Performance

For the fiscal year ended October 31, 2013, Eaton Vance Short Duration Real Return Fund (the Fund) Class A shares at net asset value (NAV) returned 0.12%, outperforming the -1.08% return of the Fund’s benchmark, the BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index (the Index). However, the Fund’s return lagged the 1.52% rate of inflation, as measured by the Consumer Price Index (CPI).

The Fund strives to provide a real return in excess of inflation by investing in a combination of U.S. Treasury Inflation-Protected Securities (TIPS), floating-rate bank loans and commercial mortgage-backed securities (CMBS); bank loans and CMBS are not represented in the Index. Bank loans have historically had a positive correlation to inflation—i.e., floating-rate bank loans have tended to perform well when rising inflation and rising interest rates are eroding the value of other asset classes. The LIBOR-based interest-rate payments on the Fund’s bank loans are usually swapped for payments based on changes in the CPI, so that interest payments on the bank loans are effectively indexed to CPI, plus a spread. The Fund is positioned with a shorter duration7 than the Index in an effort to reduce interest-rate risk. The allocation to short, high-quality CMBS was a new position in the Fund during the period. The addition of CMBS, which historically have been generally less volatile than TIPS or floating rate bank loans, helped to reduce volatility in the Fund, although it modestly reduced yield as well.

The Fund’s floating-rate bank loans were the single largest contributor to outperformance versus the Index. Modest noninflationary growth and strong corporate profits during the period provided a supportive environment for bank loans. The Fund’s bank loan portfolio outpaced the Index, producing a positive return, as credit spreads tightened and the Fund’s bank loans produced higher yields than the securities in the Index.

The Fund’s CMBS allocation produced a negative absolute return, but, nonetheless, outperformed the Index because the Fund’s CMBS produced higher yields than the securities in the Index.

The TIPS allocations in both the Fund and the Index produced negative returns during the period, hurt by rising real rates coupled with negative real yields and low inflation accruals. Despite a positive impact due to the Fund’s preference for higher-yielding TIPS, the Fund’s TIPS allocation marginally detracted from performance versus the Index.

At the end of the one-year period on October 31, 2013, the Fund had a 46.9% allocation to TIPS, a 32.1% allocation to Floating Rate Portfolio, and a 20.6% allocation to CMBS Portfolio. Interest-rate payments on both bank loans and CMBS were generally swapped for payments based on changes in the CPI.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Performance2,3

Portfolio Manager Thomas H. Luster, CFA and Stewart D. Taylor

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/01/2010	04/01/2010	0.12%	—	3.23%
Class A with 2.25% Maximum Sales Charge	—	—	–2.12	—	2.58
Class C at NAV	04/01/2010	04/01/2010	–0.65	—	2.44
Class C with 1% Maximum Sales Charge	—	—	–1.62	—	2.44
Class I at NAV	04/01/2010	04/01/2010	0.36	—	3.45
BofA Merrill Lynch 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	–1.08%	4.16%	2.49%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.09%	1.84%	0.84%
Net			0.90	1.65	0.65

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	04/01/2010	$10,904	N.A.
Class I	$250,000	04/01/2010	$282,383	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.
[5]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[6]

Calculation shows the Fund’s investments in the Portfolios and the Fund’s direct investments in securities and derivatives. Derivative positions are reflected at their unrealized appreciation (depreciation).

[7]

Duration is a measure of the expected change in price of a bond—in percentage terms—given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest-rate changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective 11/1/13, the name of Eaton Vance Short Duration Real Return Fund was changed from Eaton Vance Short Term Real Return Fund.

5

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 – October 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period (5/1/13 – 10/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$994.10	$5.13	**	1.02%
Class C	$1,000.00	$989.90	$8.83	**	1.76%
Class I	$1,000.00	$995.40	$3.82	**	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.19	**	1.02%
Class C	$1,000.00	$1,016.30	$8.94	**	1.76%
Class I	$1,000.00	$1,021.40	$3.87	**	0.76%

Effective July 16, 2013, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period (5/1/13 – 10/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$994.10	$4.52	**	0.90%
Class C	$1,000.00	$989.90	$8.28	**	1.65%
Class I	$1,000.00	$995.40	$3.27	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.58	**	0.90%
Class C	$1,000.00	$1,016.90	$8.39	**	1.65%
Class I	$1,000.00	$1,021.90	$3.31	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Portfolio of Investments

Investments in Affiliated Portfolios

Description	Value	% of Net Assets

Floating Rate Portfolio (identified cost, $20,868,940)	$21,163,475	32.1%
CMBS Portfolio (identified cost, $13,632,187)	13,556,320	20.5

Total Investments in Affiliated Portfolios (identified cost $34,501,127)	$34,719,795	52.6%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes: 0.125%, 4/15/16(1)	$2,543	$2,613,272	4.0%
0.125%, 4/15/17(1)	5,045	5,219,554	7.9
0.125%, 4/15/18(1)	5,261	5,444,408	8.3
0.50%, 4/15/15(1)	3,130	3,195,335	4.8
1.25%, 4/15/14(1)	3,536	3,557,742	5.4
1.625%, 1/15/18(1)	3,237	3,570,326	5.4
2.00%, 1/15/14(1)	1,519	1,521,569	2.3
2.125%, 1/15/19(1)	1,416	1,613,871	2.5
2.375%, 1/15/17(1)	3,711	4,120,377	6.2

Total U.S. Treasury Obligations (identified cost $30,902,026)		$30,856,454	46.8%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$493	$492,858	0.7%

Total Short-Term Investments (identified cost $492,858)		$492,858	0.7%

Total Investments (identified cost $65,896,011)		$66,069,107	100.1%

Other Assets, Less Liabilities		$(89,126)	(0.1)%

Net Assets		$65,979,981	100.0%

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Investments in affiliated Portfolios, at value (identified cost, $34,501,127)	$34,719,795
Unaffiliated investment, at value (identified cost, $30,902,026)	30,856,454
Affiliated investment, at value (identified cost, $492,858)	492,858
Restricted cash*	173,615
Interest receivable	63,762
Interest receivable from affiliated investment	26
Receivable for Fund shares sold	353,312
Receivable for variation margin on centrally cleared swap contracts	2,340
Receivable for open swap contracts	20,811
Receivable from affiliate	8,661
Total assets	$66,691,634

Liabilities
Payable for open swap contracts	$328,104
Payable for Fund shares redeemed	289,429
Distributions payable	8,560
Payable to affiliates:
Investment adviser fee	12,350
Distribution and service fees	22,468
Trustees’ fees	42
Accrued expenses	50,700
Total liabilities	$711,653
Net Assets	$65,979,981

Sources of Net Assets
Paid-in capital	$66,074,806
Accumulated distributions in excess of net realized gain	(150,571)
Accumulated undistributed net investment income	42,721
Net unrealized appreciation	13,025
Total	$65,979,981

Class A Shares
Net Assets	$34,950,275
Shares Outstanding	3,433,303
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.18
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.41

Class C Shares
Net Assets	$17,002,336
Shares Outstanding	1,673,259
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.16

Class I Shares
Net Assets	$14,027,370
Shares Outstanding	1,378,912
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.17

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest	$43,588
Interest and other income allocated from Portfolios (net of foreign taxes, $112)	1,330,939
Interest allocated from affiliated investment	767
Dividends allocated from Portfolios	2,252
Expenses allocated from Portfolios	(361,630)
Expenses allocated from affiliated investment	(87)
Total investment income	$1,015,829

Expenses
Investment adviser fee	$48,807
Administration fee	78,851
Distribution and service fees
Class A	98,471
Class C	198,248
Trustees’ fees and expenses	500
Custodian fee	35,404
Transfer and dividend disbursing agent fees	62,185
Legal and accounting services	26,312
Printing and postage	26,324
Registration fees	46,089
Miscellaneous	13,190
Total expenses	$634,381
Deduct —
Reimbursement of expenses by affiliate	$89,497
Total expense reductions	$89,497

Net expenses	$544,884

Net investment income	$470,945

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(264,181)
Investment transactions allocated from affiliated investment	28
Swap contracts	193,318
Net realized gain (loss) allocated from Portfolios —
Investment transactions	352,392
Financial futures contracts	(139)
Swap contracts	(8,656)
Foreign currency and forward foreign currency exchange contract transactions	(32,783)
Net realized gain	$239,979
Change in unrealized appreciation (depreciation) —
Investments	$(45,572)
Swap contracts	(472,209)
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	(288,606)
Financial futures contracts	23
Swap contracts	10,154
Foreign currency and forward foreign currency exchange contracts	(3,789)
Net change in unrealized appreciation (depreciation)	$(799,999)

Net realized and unrealized loss	$(560,020)

Net decrease in net assets from operations	$(89,075)

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$470,945	$883,503
Net realized gain from investment transactions, written options, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	239,979	1,367,643
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(799,999)	(6,351)
Net increase (decrease) in net assets from operations	$(89,075)	$2,244,795
Distributions to shareholders —
From net investment income
Class A	$(619,084)	$(555,598)
Class C	(161,539)	(134,268)
Class I	(259,489)	(224,634)
From net realized gain
Class A	(443,069)	(379,179)
Class C	(266,105)	(199,364)
Class I	(164,968)	(237,636)
Total distributions to shareholders	$(1,914,254)	$(1,730,679)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$25,091,567	$29,826,889
Class C	6,802,203	8,178,558
Class I	9,310,302	11,976,337
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,036,831	909,650
Class C	401,362	306,364
Class I	338,940	234,801
Cost of shares redeemed
Class A	(25,260,672)	(33,051,889)
Class C	(10,350,892)	(6,894,249)
Class I	(9,876,013)	(18,959,449)
Net decrease in net assets from Fund share transactions	$(2,506,372)	$(7,472,988)

Net decrease in net assets	$(4,509,701)	$(6,958,872)

Net Assets
At beginning of year	$70,489,682	$77,448,554
At end of year	$65,979,981	$70,489,682

Accumulated undistributed net investment income
At end of year	$42,721	$170,398

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Financial Highlights

	Class A
	Year Ended October 31,				Period Ended October 31, 2010(1)
	2013		2012	2011
Net asset value — Beginning of period	$10.460		$10.380	$10.200	$10.000

Income (Loss) From Operations
Net investment income	$0.083	(2)	$0.127	$0.261 (2)	$0.077	(2)
Net realized and unrealized gain (loss)	(0.070)		0.186	0.265	0.242

Total income from operations	$0.013		$0.313	$0.526	$0.319

Less Distributions
From net investment income	$(0.163)		$(0.129)	$(0.270)	$(0.119)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.293)		$(0.233)	$(0.346)	$(0.119)

Net asset value — End of period	$10.180		$10.460	$10.380	$10.200

Total Return(3)	0.12%		3.08%	5.22%	3.22	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,950		$35,155	$37,215	$4,641
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.08%		1.15%	1.15%	1.15	%(8)
Net investment income	0.81%		1.32%	2.53%	1.30	%(8)
Portfolio Turnover of the Fund(9)	74%		38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	20	%(4)(10)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	55%		N.A.	N.A.	N.A.
Portfolio Turnover of Floating Rate Portfolio	32%		42%	56%	39	%(11)
Portfolio Turnover of Short-Term U.S. Government Portfolio	12%		15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the years ended October 31, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	Portfolio turnover represents the rate of portfolio activity for the period from November 1, 2012 to July 16, 2013 while the Fund was investing in the Portfolio.

(11)	For the Portfolio’s year ended October 31, 2010.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Financial Highlights — continued

	Class C
	Year Ended October 31,				Period Ended October 31, 2010(1)
	2013		2012	2011
Net asset value — Beginning of period	$10.440		$10.370	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.001	(2)	$0.053	$0.176 (2)	$0.033	(2)
Net realized and unrealized gain (loss)	(0.068)		0.186	0.274	0.232

Total income (loss) from operations	$(0.067)		$0.239	$0.450	$0.265

Less Distributions
From net investment income	$(0.083)		$(0.065)	$(0.194)	$(0.075)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.213)		$(0.169)	$(0.270)	$(0.075)

Net asset value — End of period	$10.160		$10.440	$10.370	$10.190

Total Return(3)	(0.65)%		2.35%	4.45%	2.66	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,002		$20,703	$18,978	$849
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.83%		1.90%	1.90%	1.90	%(8)
Net investment income	0.01%		0.53%	1.71%	0.55	%(8)
Portfolio Turnover of the Fund(9)	74%		38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	20	%(4)(10)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	55%		N.A.	N.A.	N.A.
Portfolio Turnover of Floating Rate Portfolio	32%		42%	56%	39	%(11)
Portfolio Turnover of Short-Term U.S. Government Portfolio	12%		15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the years ended October 31, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	Portfolio turnover represents the rate of portfolio activity for the period from November 1, 2012 to July 16, 2013 while the Fund was investing in the Portfolio.

(11)	For the Portfolio’s year ended October 31, 2010.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Financial Highlights — continued

	Class I
	Year Ended October 31,				Period Ended October 31, 2010(1)
	2013		2012	2011
Net asset value — Beginning of period	$10.450		$10.380	$10.190	$10.000

Income (Loss) From Operations
Net investment income	$0.108	(2)	$0.157	$0.284 (2)	$0.086	(2)
Net realized and unrealized gain (loss)	(0.071)		0.172	0.278	0.236

Total income from operations	$0.037		$0.329	$0.562	$0.322

Less Distributions
From net investment income	$(0.187)		$(0.155)	$(0.296)	$(0.132)
From net realized gain	(0.130)		(0.104)	(0.076)	—

Total distributions	$(0.317)		$(0.259)	$(0.372)	$(0.132)

Net asset value — End of period	$10.170		$10.450	$10.380	$10.190

Total Return(3)	0.36%		3.24%	5.59%	3.25	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,027		$14,632	$21,256	$27,864
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.83%		0.90%	0.90%	0.90	%(8)
Net investment income	1.05%		1.31%	2.75%	1.47	%(8)
Portfolio Turnover of the Fund(9)	74%		38%	22%	1	%(4)
Portfolio Turnover of Inflation-Linked Securities Portfolio	20	%(4)(10)	599%	801%	309	%(4)
Portfolio Turnover of CMBS Portfolio	55%		N.A.	N.A.	N.A.
Portfolio Turnover of Floating Rate Portfolio	32%		42%	56%	39	%(11)
Portfolio Turnover of Short-Term U.S. Government Portfolio	12%		15%	N.A.	N.A.

(1)	For the period from the start of business, April 1, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser of a Portfolio and/or investment adviser and the administrator of the Fund reimbursed expenses (equal to 0.14%, 0.09%, 0.19% and 1.48% of average daily net assets for the years ended October 31, 2013, 2012 and 2011 and the period from the start of business, April 1, 2010, to October 31, 2010, respectively).

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	Portfolio turnover represents the rate of portfolio activity for the period from November 1, 2012 to July 16, 2013 while the Fund was investing in the Portfolio.
(11)	For the Portfolio’s year ended October 31, 2010.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Short Duration Real Return Fund (formerly, Eaton Vance Short Term Real Return Fund) (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund pursues its investment objective by generally investing in one or more of the following portfolios managed by Eaton Vance Management (EVM) or its affiliates: CMBS Portfolio, Floating Rate Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts, and prior to its liquidation in July 2013 (see Note 6), Inflation-Linked Securities Portfolio. The Fund may also invest directly in securities and other instruments. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets (52.1% for CMBS Portfolio and 0.1% for Floating Rate Portfolio at October 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of each Portfolio is as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the

14

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

In addition to investing in the Portfolios, the Fund may invest directly in securities or other instruments. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The Fund’s investments in inflation swaps are normally valued using valuations provided by a third party pricing service.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $382,293 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of October 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk in minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

I  Inflation Swaps — Pursuant to inflation rate swap agreements, the Fund either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Fund makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

J  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the basis of identified cost.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended October 31, 2013 and October 31, 2012 was as follows:

	Year Ended October 31,
	2013	2012

Distributions declared from:
Ordinary income	$1,716,007	$1,730,679
Long-term capital gains	$198,247	—

During the year ended October 31, 2013, accumulated distributions in excess of net realized gain was increased by $725,300, accumulated undistributed net investment income was increased by $441,490 and paid-in capital was increased by $283,810 due to differences between book and tax accounting, primarily for swap contracts, paydown gain (loss), treasury inflation protected securities (TIPS), premium amortization, accretion of market discount, dividend redesignations, partnership allocations, mixed straddles and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

As of October 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$48,700
Deferred capital losses	$(382,293)
Net unrealized appreciation	$247,328
Other temporary differences	$(8,560)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to defaulted bond interest, partnership allocations, premium amortization, wash sales, accretion of market discount, swap contracts and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM effective July 16, 2013, the fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. Prior to July 16, 2013, the fee was computed at an annual rate of 0.50% of the Fund’s Investable Assets up to $1 billion and at reduced rates on Investable Assets of $1 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the year ended October 31, 2013, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $302,599 and the investment adviser fees paid by the Fund on Investable Assets amounted to $48,807. For the year ended October 31, 2013, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.48% of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund but currently receives no compensation. Prior to July 16, 2013, an administration fee was earned by EVM as compensation for administrative services rendered to the Fund. The fee was computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended October 31, 2013, the administration fee amounted to $78,851.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% (1.15%, 1.90% and 0.90% prior to July 16, 2013) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM reimbursed expenses of $89,497 for the year ended October 31, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended October 31, 2013, EVM earned $3,372 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $4,288 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended October 31, 2013 amounted to $98,471 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended October 31, 2013, the Fund paid or accrued to EVD $148,686 for Class C shares.

Pursuant to the Class C Plan, the Fund makes payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended October 31, 2013 amounted to $49,562 for Class C shares.

17

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended October 31, 2013, the Fund was informed that EVD received approximately $11,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended October 31, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

CMBS Portfolio	$16,929,872	$3,331,415
Floating Rate Portfolio	7,034,256	17,655,078
Inflation-Linked Securities Portfolio	9,529,436	51,983,372
Short-Term U.S. Government Portfolio	—	91,286

Included in decreases for Inflation-Linked Securities Portfolio (the Portfolio) is $36,551,015, representing the Fund’s interest in the Portfolio as of the close of business on July 16, 2013, which was exchanged for cash and securities of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $36,943,617 was carried forward to the assets acquired from the Portfolio and no gain or loss was recognized on the exchange.

7  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government Securities) by the Fund, other than short-term obligations and investments acquired in the transfer of assets from the Inflation-Linked Securities Portfolio, for the year ended October 31, 2013 aggregated $9,789,071 and $19,211,149, respectively.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended October 31,
Class A	2013	2012

Sales	2,436,978	2,876,772
Issued to shareholders electing to receive payments of distributions in Fund shares	100,689	88,421
Redemptions	(2,465,428)	(3,188,309)

Net increase (decrease)	72,239	(223,116)

	Year Ended October 31,
Class C	2013	2012

Sales	662,416	790,850
Issued to shareholders electing to receive payments of distributions in Fund shares	39,001	29,931
Redemptions	(1,011,678)	(666,572)

Net increase (decrease)	(310,261)	154,209

18

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

	Year Ended October 31,
Class I	2013	2012

Sales	903,556	1,157,153
Issued to shareholders electing to receive payments of distributions in Fund shares	32,934	22,801
Redemptions	(957,649)	(1,828,632)

Net decrease	(21,159)	(648,678)

9  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments (other than affiliated Portfolios) of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,396,177

Gross unrealized appreciation	$0
Gross unrealized depreciation	(46,865)

Net unrealized depreciation	$(46,865)

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Inflation Swaps
Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Depreciation

Citibank NA	$4,000,000	1.445%	Return on CPI-U (NSA)	7/13/14	$(11,120)
Citibank NA	7,000,000	1.780	Return on CPI-U (NSA)	5/14/15	(78,743)
Citibank NA	8,000,000	1.875	Return on CPI-U (NSA)	7/2/16	(20,720)
Citibank NA	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	(17,585)
Credit Suisse International	4,000,000	2.205	Return on CPI-U (NSA)	2/22/15	(59,440)
Wells Fargo Bank, NA	6,000,000	2.210	Return on CPI-U (NSA)	2/8/15	(102,996)
Wells Fargo Bank, NA	2,500,000	2.150	Return on CPI-U (NSA)	2/14/15	(37,500)

					$(328,104)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

19

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	$8,000,000	Pays	3-month USD-LIBOR-BBA	0.825%	7/2/16	$69,512
CME Group, Inc.	5,000,000	Pays	3-month USD-LIBOR-BBA	1.367	9/3/17	77,710

						$147,222

Interest Rate Swaps
Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Citibank NA	$4,000,000	Pays	3-month USD-LIBOR-BBA	0.499%	7/13/14	$11,755
Credit Suisse International	6,000,000	Pays	3-month USD-LIBOR-BBA	0.409	2/8/15	9,056

						$20,811

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The Fund enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $328,104.

The non-exchange traded derivatives in which the Fund invests, including swap contracts (other than centrally cleared swaps), are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk was $20,811, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $11,755. To mitigate this risk, the Fund has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. At October 31, 2013, the maximum amount of loss the Fund would incur due to counterparty risk would be reduced by approximately $21,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$20,811	(1)	$(328,104	)(2)
Swap contracts (centrally cleared)	$147,222	(3)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.
(3)

Amount represents cumulative unrealized appreciation or (depreciation) on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

20

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$193,318	(1)	$(472,209	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the year ended October 31, 2013, which is indicative of the volume of this derivative type, was approximately $59,692,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$34,719,795	$—	$—	$34,719,795
U.S. Treasury Obligations	—	30,856,454	—	30,856,454
Short-Term Investments	—	492,858	—	492,858

Total Investments	$34,719,795	$31,349,312	$—	$66,069,107

Swap Contracts	$—	$168,033	$—	$168,033

Total	$34,719,795	$31,517,345	$—	$66,237,140

Liability Description

Swap Contracts	$—	$(328,104)	$—	$(328,104)

Total	$—	$(328,104)	$—	$(328,104)

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

12  Name Change

Effective November 1, 2013, the name of Eaton Vance Short Duration Real Return Fund was changed from Eaton Vance Short Term Real Return Fund.

21

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Report of Independent Registered Public Accounting Firm

To Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Short Duration Real Return Fund (formerly Eaton Vance Short Term Real Return Fund):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short Duration Real Return Fund (formerly Eaton Vance Short Term Real Return Fund) (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, April 1, 2010, to October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and investments owned as of October 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Short Duration Real Return Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from the start of business, April 1, 2010, to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2013

22

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the dividends received deduction for corporations.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 6.22% qualifies for the corporate dividends received deduction.

23

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), CMBS Portfolio (CMBSP), Floating Rate Portfolio (FRP) and Short-Term U.S. Government Portfolio (STUSGP) (collectively, the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust, FRP and STUSGP since 2007 and of CMBSP since 2012

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Of the Trust, FRP and STUSGP since 2011 and of CMBSP since 2012

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust, FRP and STUSGP since 2005 and of CMBSP since 2012	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust, FRP and STUSGP since 2007 and of CMBSP since 2012

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust, FRP and STUSGP since 2003 and of CMBSP since 2012

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

24

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust, FRP and STUSGP since 2003 and of CMBSP since 2012

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust, FRP and STUSGP since 2008 and of CMBSP since 2012

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998; of FRP since 2000; of STUSGP since 2002; and of CMBSP since 2012

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Of the Trust, FRP and STUSGP since 2011 and of CMBSP since 2012

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee of the Trust, FRP and STUSGP since 2005 and of CMBSP since 2012

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) During Past Five Years

Payson F. Swaffield(2) 1956	President of the Trust and Vice President of each Portfolio	President of the Trust since 2013 and Vice President of each Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Thomas H. Luster 1962	President of CMBSP	Since 2012	Vice President of EVM and BMR.

25

Eaton Vance

Short Duration Real Return Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Scott H. Page 1959	President of FRP	Since 2007	Vice President of EVM and BMR.

Susan Schiff 1961	President of STUSGP	Since 2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President of the Trust, FRP and STUSGP since 2011 and of CMBSP since 2012; Secretary of the Trust, FRP and STUSGP since 2007 and of CMBSP since 2012; and Chief Legal Officer of the Trust, FRP and STUSGP since 2008 and of CMBSP since 2012	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust, FRP and STUSGP since 2004 and of CMBSP since 2012	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust, FRP and STUSGP since 2007 and of CMBSP since 2012.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator of

Eaton Vance Short Duration Real Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4596-12/13	STRRSRC

Eaton Vance

Bond Fund

Annual Report

October 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report October 31, 2013

Eaton Vance

Bond Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	17 and 31

Federal Tax Information	18

Management and Organization	32

Important Notices	35

Eaton Vance

Bond Fund

October 31, 2013

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Interest rates fell during the first six months of the fiscal year ended October 31, 2013, driven by highly accommodative monetary policies instituted by central banks around the world. In late 2012, the U.S. Federal Reserve (the Fed) augmented its soon-to-expire Operation Twist, the central bank’s swapping of its short-term holdings for long-term Treasury bonds, with outright purchases of $45 billion of Treasurys each month. This was in addition to the monthly purchase of approximately $40 billion of agency mortgage-backed securities that it had begun in September 2012. These actions combined to put continuing downward pressure on long-term bond yields.

In late May 2013, however, Fed Chairman Ben Bernanke surprised the markets by indicating that the Fed’s $85 billion in monthly asset purchases, known collectively as quantitative easing (QE), could be tapered sooner than most investors had expected. The negative effect on the bond market was swift and dramatic. Investors rushed to sell fixed-income assets in anticipation of rising interest rates, causing nearly every fixed-income asset class to decline in value.

The Fed subsequently tried to temper its comments and calm the markets, which moderated the outflows in most fixed-income asset classes. Bonds rallied in September 2013 after the Fed surprised the markets again by postponing the tapering of QE that many investors had thought was imminent. But as the mid-October deadline for Congress to increase the nation’s debt ceiling approached without an agreement, Treasury rates rose briefly, as investors worried that U.S. sovereign debt could go into default, and then settled back after legislators approved an extension.

In contrast with the interest-rate volatility experienced during the 12-months ended October 31, 2013, economic factors affecting U.S. credit markets were generally positive throughout the period: unemployment declined, corporate cash flows remained strong and the housing market appeared to have finally turned the corner toward recovery.

Against this backdrop, the Barclays U.S. Aggregate Bond Index2, a broad measure of the U.S. investment-grade bond market, declined 1.08% for the 12-month period as the adverse effect of rising bond yields more than offset an improving credit environment. Performance varied among various fixed-income sectors. In general, longer-maturity issues, being more sensitive to rising interest rates and the fact that long-term rates rose more than short-term rates, performed worse than shorter-maturity issues. And amid a modest economic recovery, relatively strong corporate cash flows and an accommodative Fed that seemed to encourage investors to take on more risk, lower credit quality bonds generally outperformed higher-quality issues.

Fund Performance

For the period from its inception on January 31, 2013 through the end of its first fiscal year on October 31, 2013, Eaton Vance Bond Fund (the Fund) Class A shares at net asset value

(NAV) returned 7.69%, outperforming the -0.67% return of the Fund’s benchmark, the Barclays U.S. Government Credit/Bond Index (the Index).

The Fund employs a bottom-up, value-driven style to seek opportunities across the entire fixed-income universe. In selecting corporate securities, which comprised the majority of the Fund’s holdings during the period, management generally looks first for undervalued companies and then for the most attractive income-producing opportunities within those companies’ capital structures. Such income opportunities can range from corporate bonds to convertibles (convertible bonds and convertible preferreds) to bank loans and dividend-producing equities. In selecting overseas corporate, government-related and sovereign exposures, management also looks for securities with the potential to benefit from an improving exchange rate relative to the U.S. dollar and/or narrowing credit spreads. The Fund’s sector allocations are a byproduct of where management finds such bottom-up opportunities.

During the nine-month period, the predominant drivers of the Fund’s relative outperformance versus the Index were its holdings in three sectors that were not included in the Index: convertibles, equities and high-yield corporate bonds. Convertibles have historically tended to be a part of the corporate capital structure that is highly correlated to the economic cycle. In a period where the economy grew modestly and U.S. corporations overall reported strong profits, the Fund’s convertible holdings performed strongly and contributed to outperformance relative to the Index.

The Fund’s equity positions during the period were generally in large-cap, dividend-producing stocks, largely in the information technology, energy and materials sectors. As with the Fund’s convertible holdings, individual equity positions were selected for their attractive income potential relative to other parts of a company’s capital structure, and strong security selection contributed to the Fund’s outperformance versus the Index. Security selection in the high-yield sector also contributed to performance versus the Index, as a number of the Fund’s high-yield holdings benefited from narrowing spreads and strong inflows into the high-yield sector, which drove up prices. At period-end, convertibles, common stocks and high-yield bonds comprised 18.6%, 14.4% and 13.3% of Fund assets, respectively.

Investment-grade corporate bonds comprised a slightly smaller weight in the Fund at period-end versus the Index. However, the Fund’s investment-grade corporate holdings modestly outperformed those of the Index. The Fund did not own U.S. Treasurys at period end, the largest sector in the Index, to avoid the interest-rate risk of Treasurys during a period of heightened investor concern about rising rates.

In contrast, some currency exposures detracted from performance versus the Index. In particular, the Fund’s Canadian dollar-denominated holdings were hurt by depreciation of the Canadian dollar relative to the U.S. dollar.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Bond Fund

October 31, 2013

Performance2,3

Portfolio Managers Kathleen C. Gaffney, CFA, Stephen C. Concannon, CFA and Michael J. Turgel, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	01/31/2013	01/31/2013	—	—	7.69%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	2.56
Class C at NAV	08/20/2013	01/31/2013	—	—	7.50
Class C with 1% Maximum Sales Charge	—	—	—	—	6.50
Class I at NAV	01/31/2013	01/31/2013	—	—	7.85
Barclays U.S. Government/Credit Bond Index	—	—	–1.45%	6.43%	–0.67%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.13%	1.88%	0.88%
Net			0.95	1.70	0.70

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$10,750	$10,650
Class I	$250,000	01/31/2013	$269,613	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com

3

Eaton Vance

Bond Fund

October 31, 2013

Fund Profile5

Asset Mix (% of total investments)

Credit Quality (% of bond holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Bond Fund

October 31, 2013

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Barclays U.S. Government/Credit Bond Index measures the performance of U.S. Treasuries, government-related and investment-grade U.S. corporate securities with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/14. Without the reimbursement, performance would have been lower.
[5]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Bond Fund

October 31, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 – October 31, 2013) for Class A and Class I and (August 20, 2013 – October 31, 2013) for Class C. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2013 – October 31, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period (5/1/13 – 10/31/13)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,033.40	$4.87	***	0.95%
Class C	$1,000.00	$1,055.80	$3.50	***	1.70%
Class I	$1,000.00	$1,035.40	$3.59	***	0.70%

*     Class C had not commenced operations on May 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 73/365 for Class C (to reflect the period from the commencement of operations on August 20, 2013 to October 31, 2013). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2013 (August 20, 2013 for Class C). The Example reflects the expenses of both the Fund and Portfolios.

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.84	***	0.95%
Class C	$1,000.00	$1,016.60	$8.64	***	1.70%
Class I	$1,000.00	$1,021.70	$3.57	***	0.70%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on April 30, 2013 (August 20, 2013 for Class C). The Example reflects the expenses of both the Fund and Portfolios.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Bond Fund

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Investment in Bond Portfolio, at value (identified cost, $72,637,096)	$74,636,029
Receivable for Fund shares sold	861,905
Receivable from affiliate	42,316
Total assets	$75,540,250

Liabilities
Payable for Fund shares redeemed	$1,251,590
Payable to affiliates:
Distribution and service fees	3,652
Trustees’ fees	42
Accrued expenses	41,041
Total liabilities	$1,296,325
Net Assets	$74,243,925

Sources of Net Assets
Paid-in capital	$72,017,757
Accumulated net realized gain from Portfolios	187,317
Accumulated undistributed net investment income	39,918
Net unrealized appreciation from Portfolio	1,998,933
Total	$74,243,925

Class A Shares
Net Assets	$15,941,930
Shares Outstanding	1,517,240
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.03

Class C Shares
Net Assets	$1,367,687
Shares Outstanding	130,262
Net Asset Value and Offering Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.50

Class I Shares
Net Assets	$56,934,308
Shares Outstanding	5,418,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Statement of Operations

Investment Income	Period Ended October 31, 2013(1)
Interest and other income allocated from Portfolios (net of foreign taxes, $6,946)	$1,288,418
Dividends allocated from Portfolios (net of foreign taxes, $2,240)	331,437
Expenses allocated from Portfolios	(241,666)
Total investment income from Portfolios	$1,378,189

Expenses
Distribution and service fees
Class A	$8,431
Class C	1,257
Trustees’ fees and expenses	292
Custodian fee	17,955
Transfer and dividend disbursing agent fees	9,847
Legal and accounting services	22,907
Printing and postage	16,897
Registration fees	64,735
Miscellaneous	7,078
Total expenses	$149,399
Deduct —
Allocation of expenses to affiliate	$116,335
Total expense reductions	$116,335

Net expenses	$33,064

Net investment income	$1,345,125

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(101,315)
Net realized gain (loss) allocated from Portfolios —
Investment transactions	368,215
Swap contracts	(668)
Foreign currency and forward foreign currency exchange contract transactions	(4,323)
Net realized gain	$261,909
Change in unrealized appreciation (depreciation) allocated from Portfolios —
Investments	$1,999,143
Foreign currency and forward foreign currency exchange contracts	(210)
Net change in unrealized appreciation (depreciation)	$1,998,933

Net realized and unrealized gain	$2,260,842

Net increase in net assets from operations	$3,605,967

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2013(1)
From operations —
Net investment income	$1,345,125
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	261,909
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	1,998,933
Net increase in net assets from operations	$3,605,967
Distributions to shareholders —
From net investment income
Class A	$(131,649)
Class C	(5,130)
Class I	(1,244,506)
Total distributions to shareholders	$(1,381,285)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,440,566
Class C	1,334,935
Class I	94,284,452
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	129,624
Class C	5,130
Class I	423,588
Cost of shares redeemed
Class A	(2,942,443)
Class C	(563)
Class I	(39,656,046)
Net increase in net assets from Fund share transactions	$72,019,243

Net increase in net assets	$74,243,925

Net Assets
At beginning of period	$—
At end of period	$74,243,925

Accumulated undistributed net investment income included in net assets
At end of period	$39,918

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Financial Highlights

	Class A
	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.241
Net realized and unrealized gain	0.517

Total income from operations	$0.758

Less Distributions
From net investment income	$(0.248)

Total distributions	$(0.248)

Net asset value — End of period	$10.510

Total Return(2)	7.69	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,942
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.95	%(7)
Net investment income	3.31	%(7)
Portfolio Turnover of the Fund(8)	59	%(3)
Portfolio Turnover of Bond Portfolio	40	%(3)(9)
Portfolio Turnover of Floating Rate Portfolio	32	%(10)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(10)	For the Portfolio’s year ended October 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Financial Highlights — continued

	Class C
	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$10.020

Income (Loss) From Operations
Net investment income	$0.062
Net realized and unrealized gain	0.495

Total income from operations	$0.557

Less Distributions
From net investment income	$(0.077)

Total distributions	$(0.077)

Net asset value — End of period	$10.500

Total Return(2)	5.58	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,368
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.70	%(7)
Net investment income	2.29	%(7)
Portfolio Turnover of the Fund(8)	59	%(3)
Portfolio Turnover of Bond Portfolio	40	%(3)(9)
Portfolio Turnover of Floating Rate Portfolio	32	%(10)

(1)	For the period from the commencement of operations on August 20, 2013 to October 31, 2013.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(10)	For the Portfolio’s year ended October 31, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Financial Highlights — continued

	Class I
	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income	$0.273
Net realized and unrealized gain	0.500

Total income from operations	$0.773

Less Distributions
From net investment income	$(0.263)

Total distributions	$(0.263)

Net asset value — End of period	$10.510

Total Return(2)	7.85	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,934
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.70	%(7)
Net investment income	3.58	%(7)
Portfolio Turnover of the Fund(8)	59	%(3)
Portfolio Turnover of Bond Portfolio	40	%(3)(9)
Portfolio Turnover of Floating Rate Portfolio	32	%(10)

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31% of average daily net assets for the period ended October 31, 2013). Absent this reimbursement, total return would be lower.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the period from the Portfolio’s start of business, January 11, 2013, to October 31, 2013.

(10)	For the Portfolio’s year ended October 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Bond Fund

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Bond Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on January 31, 2013. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund pursues its investment objective primarily by investing in one or more of the following portfolios managed by Eaton Vance Management (EVM) or its affiliates: Bond Portfolio, CMBS Portfolio and Floating Rate Portfolio, which are Massachusetts business trusts. The Fund may also invest directly in securities and other instruments. During the period ended October 31, 2013, the Fund invested all or a portion of its investable assets in Bond Portfolio and Floating Rate Portfolio, (the Portfolios) and held an investment in only the Bond Portfolio at October 31, 2013. The value of the Fund’s investment in the Bond Portfolio reflects the Fund’s proportionate interest in the net assets of Bond Portfolio (43.3% at October 31, 2013). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Bond Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Floating Rate Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by Bond Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of October 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

13

Eaton Vance

Bond Fund

October 31, 2013

Notes to Financial Statements — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the period ended October 31, 2013 was as follows:

Period Ended October 31, 2013(1)

Distributions declared from:
Ordinary income	$1,381,285

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

During the period ended October 31, 2013, accumulated net realized gain was decreased by $74,592, accumulated undistributed net investment income was increased by $76,078 and paid-in capital was decreased by $1,486 due to differences between book and tax accounting, primarily for foreign currency gain (loss), premium amortization, accretion of market discount, non-deductible expenses, partnership allocations, mixed straddles and swap contracts. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of October 31, 2013, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$353,801
Undistributed long-term capital gain	$11,124
Net unrealized appreciation	$1,861,243

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to partnership allocations, premium amortization and accretion of market discount.

3  Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion, and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the period ended October 31, 2013, the Fund’s allocated portion of the investment adviser fee paid by the Portfolios totaled $205,577 and the Fund incurred no investment adviser and administration fee on Investable Assets. For the period ended October 31, 2013, the Fund’s investment adviser fee, including the investment adviser fees allocated from the Portfolios, was 0.54% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.95%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2014. Pursuant to this agreement, EVM has allocated $116,335 of the Fund’s operating expenses.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended October 31, 2013, EVM earned $137 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter received $3,999 as its portion of the sales charge on sales of Class A shares for the period ended October 31, 2013. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

14

Eaton Vance

Bond Fund

October 31, 2013

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended October 31, 2013 amounted to $8,431 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended October 31, 2013, the Fund paid or accrued to EVD $943 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended October 31, 2013 amounted to $314 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended October 31, 2013, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Investment Transactions

For the period ended October 31, 2013, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Bond Portfolio	$99,552,493	$28,513,610
Floating Rate Portfolio	2,603,499	2,645,384

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended October 31, 2013(1)

Sales	1,795,068
Issued to shareholders electing to receive payments of distributions in Fund shares	12,619
Redemptions	(290,447)

Net increase	1,517,240

15

Eaton Vance

Bond Fund

October 31, 2013

Notes to Financial Statements — continued

Class C	Period Ended October 31, 2013(2)

Sales	129,822
Issued to shareholders electing to receive payments of distributions in Fund shares	494
Redemptions	(54)

Net increase	130,262

Class I	Period Ended October 31, 2013(1)

Sales	9,226,573
Issued to shareholders electing to receive payments of distributions in Fund shares	41,268
Redemptions	(3,849,709)

Net increase	5,418,132

(1)	For the period from the start of business, January 31, 2013, to October 31, 2013.

(2)	For the period from the commencement of operations, August 20, 2013, to October 31, 2013.

16

Eaton Vance

Bond Fund

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Bond Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of October 31, 2013, and the related statements of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, January 31, 2013, to October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Bond Fund as of October 31, 2013, and the results of its operations, the changes in its net assets, and the financial highlights for the period from the start of business, January 31, 2013, to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2013

17

Eaton Vance

Bond Fund

October 31, 2013

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2014 will show the tax status of all distributions paid to your account in calendar year 2013. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  The Fund designates approximately $333,528 or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2013 ordinary income dividends, 17.37% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $11,124, if subsequently determined to be different, the net capital gain of such year.

18

Bond Portfolio

October 31, 2013

Portfolio of Investments

Corporate Bonds & Notes — 29.7%

Security	Principal Amount (000’s omitted)	Value

Commercial Services — 1.0%
ADT Corp. (The), 3.50%, 7/15/22	$2,025	$1,778,262

		$1,778,262

Computers — 3.3%
Dell, Inc., 5.40%, 9/10/40	$4,057	$2,994,930
Hewlett-Packard Co., 6.00%, 9/15/41	2,690	2,630,987

		$5,625,917

Diversified Financial Services — 5.8%
Citigroup, Inc., 5.875%, 2/22/33	$1,620	$1,669,070
Jefferies Group, LLC, 5.125%, 1/20/23	3,890	3,949,112
SLM Corp., 5.625%, 8/1/33	3,464	2,857,800
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)	1,670	1,494,650

		$9,970,632

Insurance — 2.7%
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	$1,050	$1,076,250
Pacific LifeCorp, 5.125%, 1/30/43(1)	1,500	1,419,552
XL Capital, Ltd., Series E, 6.50% to 4/15/17,12/29/49(2)	2,130	2,100,180

		$4,595,982

Iron & Steel — 2.3%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	$4,385	$3,918,383

		$3,918,383

Media — 1.4%
Time Warner Cable, Inc., 4.50%, 9/15/42	$3,335	$2,507,123

		$2,507,123

Mining — 3.3%
Alcoa, Inc., 5.95%, 2/1/37	$2,613	$2,448,982
Barrick Gold Corp., 4.10%, 5/1/23	1,920	1,744,045
Newmont Mining Corp., 4.875%, 3/15/42	1,900	1,428,369

		$5,621,396

Oil & Gas — 1.9%
Murphy Oil Corp., 5.125%, 12/1/42	$2,780	$2,448,838
Talisman Energy, Inc., 3.75%, 2/1/21	840	796,725

		$3,245,563

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.5%
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	$820	$807,700

		$807,700

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36	$3,214	$2,169,450
JC Penney Corp., Inc., 7.40%, 4/1/37	1,942	1,330,270
rue21, Inc., 9.00%, 10/15/21(1)	70	50,400

		$3,550,120

Semiconductors — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	$2,040	$1,989,000
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500	502,500

		$2,491,500

Software — 0.7%
First Data Corp., 10.625%, 6/15/21(1)	$1,100	$1,186,625

		$1,186,625

Telecommunications — 3.3%
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	$270	$293,288
Avaya, Inc., 10.50%, 3/1/21(1)	2,860	2,502,500
CenturyLink, Inc., 7.60%, 9/15/39	1,500	1,406,250
Sprint Capital Corp., 6.875%, 11/15/28	750	716,250
Sprint Corp., 7.875%, 9/15/23(1)	750	815,625

		$5,733,913

Total Corporate Bonds & Notes (identified cost $53,171,206)		$51,033,116

Foreign Corporate Bonds — 9.4%

Security	Principal Amount* (000’s omitted)	Value

Banks — 0.9%
HBOS PLC, 6.00%, 11/1/33(1)	1,500	$1,471,412

		$1,471,412

Diversified Financial Services — 0.3%
Santander UK PLC, 5.00%, 11/7/23(1)(3)	542	$540,271

		$540,271

19	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Electric — 2.3%
Enel Finance International NV, 6.00%, 10/7/39(1)		4,033	$3,886,594

			$3,886,594

Foods — 1.4%
Delhaize Group SA, 5.70%, 10/1/40		2,566	$2,498,704

			$2,498,704

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)		250	$250,000

			$250,000

Telecommunications — 4.4%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	15,800	$1,149,453
Telecom Italia Capital SA, 6.00%, 9/30/34		5,335	4,716,401
Telecom Italia Capital SA, 7.20%, 7/18/36		900	877,972
Telemar Norte Leste SA, 5.50%, 10/23/20(1)		835	809,950

			$7,553,776

Total Foreign Corporate Bonds (identified cost $16,655,312)			$16,200,757

Foreign Government Bonds — 11.7%

Security		Principal Amount (000’s omitted)	Value

Canada — 8.1%
Canada Housing Trust, 2.95%, 3/15/15(1)	CAD	14,150	$13,916,304

			$13,916,304

Mexico — 2.5%
Mexican Bonos, 5.00%, 6/15/17	MXN	56,516	$4,384,838

			$4,384,838

New Zealand — 1.1%
New Zealand Government Bond, 6.00%, 12/15/17	NZD	2,080	$1,858,258

			$1,858,258

Total Foreign Government Bonds (identified cost $21,139,301)			$20,159,400

Convertible Bonds — 10.0%

Security	Principal Amount (000’s omitted)	Value

Automotive & Parts — 1.1%
Meritor, Inc., 7.875%, 3/1/26(1)	$1,500	$1,820,625

		$1,820,625

Home Builders — 1.1%
KB Home, 1.375%, 2/1/19	$1,000	$993,750
Ryland Group, Inc. (The), 0.25%, 6/1/19	1,000	930,000

		$1,923,750

Semiconductors — 5.5%
Micron Technology, Inc., Series A, 1.50%, 8/1/31	$2,100	$3,957,187
Micron Technology, Inc., Series B, 1.875%, 8/1/31	500	949,375
Novellus Systems, Inc., 2.625%, 5/15/41	2,800	4,677,750

		$9,584,312

Telecommunications — 2.3%
Ciena Corp., 3.75%, 10/15/18(1)	$2,735	$3,904,213

		$3,904,213

Total Convertible Bonds (identified cost $13,737,388)		$17,232,900

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$814,327
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,145
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,140,969
COMM, Series 2013-CR9, Class D, 4.403%, 7/10/45(1)(4)	943	817,244
COMM, Series 2013-CR10, Class D, 4.958%, 8/10/46(1)(4)	484	434,749
JPMCC, Series 2013-C13, Class D, 4.191%, 1/15/46(1)(4)	625	529,298
WFCM, Series 2013-LC12, Class D, 4.440%, 7/15/46(1)(4)	2,400	2,041,534

Total Commercial Mortgage-Backed Securities (identified cost $5,964,250)		$6,117,266

20	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Portfolio of Investments — continued

Tax-Exempt Investments — 0.5%

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.5%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$938	$863,635

Total Tax-Exempt Investments (identified cost $849,968)		$863,635

Senior Floating-Rate Interests — 1.1%(5)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.9%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, 7/12/21	$1,600	$1,634,667

		$1,634,667

Retail — 0.2%
rue21, Inc., Term Loan, 5.63%, 10/7/20	$400	$346,500

		$346,500

Total Senior Floating-Rate Interests (identified cost $1,910,832)		$1,981,167

Common Stocks — 14.3%

Security	Shares	Value

Banks — 0.2%
Regions Financial Corp.	41,000	$394,830

		$394,830

Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.(6)	7,701	$549,390

		$549,390

Chemicals — 3.9%
LyondellBasell Industries NV, Class A	29,979	$2,236,434
PPG Industries, Inc.	13,235	2,416,446
Solvay SA	13,390	2,093,700

		$6,746,580

Security	Shares	Value

Computers — 1.5%
SanDisk Corp.	38,234	$2,657,263

		$2,657,263

Oil & Gas — 2.6%
Marathon Oil Corp.	66,785	$2,354,839
Occidental Petroleum Corp.	21,312	2,047,657

		$4,402,496

Semiconductors — 3.3%
Applied Materials, Inc.	161,900	$2,889,915
Intel Corp.	114,305	2,792,471

		$5,682,386

Telecommunications — 2.5%
Corning, Inc.	251,191	$4,292,854

		$4,292,854

Total Common Stocks (identified cost $20,352,258)		$24,725,799

Convertible Preferred Stocks — 8.4%

Security	Shares	Value

Automotive & Parts — 1.3%
Goodyear Tire & Rubber Co. (The), 5.875%	38,000	$2,277,720

		$2,277,720

Health Care – Products — 0.1%
Alere, Inc., 3.00%	88	$99,750

		$99,750

Oil & Gas — 2.5%
Chesapeake Energy Corp., 5.75%(2)	365	$4,319,319

		$4,319,319

Real Estate Investment Trusts (REITs) — 2.8%
iStar Financial, Inc., Series J, 4.50%	170,000	$4,845,000

		$4,845,000

Telecommunications — 1.7%
Lucent Technologies Capital Trust I, 7.75%	2,900	$2,946,400

		$2,946,400

Total Convertible Preferred Stocks (identified cost $12,845,649)		$14,488,189

21	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Portfolio of Investments — continued

Preferred Stocks — 3.6%

Security	Shares	Value

Banks — 2.0%
First Tennessee Bank, 3.75%(2)(7)	195	$1,421,672
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	2,045	2,023,705

		$3,445,377

Diversified Financial Services — 0.9%
SLM Corp., 1.954%(7)	22,000	$1,525,563

		$1,525,563

Insurance — 0.5%
XLIT, Ltd., 3.364%(7)	1,085	$905,636

		$905,636

Iron & Steel — 0.2%
Cliffs Natural Resources, Inc., 7.00%	18,000	$408,987

		$408,987

Total Preferred Stocks (identified cost $6,232,049)		$6,285,563

Short-Term Investments — 7.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$12,251	$12,251,472

Total Short-Term Investments (identified cost $12,251,472)		$12,251,472

Total Investments — 99.3% (identified cost $165,109,685)		$171,339,264

Other Assets, Less Liabilities — 0.7%		$1,221,482

Net Assets — 100.0%		$172,560,746

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	–	Americold LLC Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
CAD	–	Canadian Dollar
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $50,127,921 or 29.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	When-issued security.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2013.

(5)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(6)	Non-income producing security.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	71.3%	$123,078,682
Canada	9.5	16,457,074
Netherlands	3.6	6,123,028
Luxembourg	3.2	5,594,373
Mexico	3.2	5,534,291
Belgium	2.7	4,592,404
United Kingdom	2.3	4,035,388
Ireland	1.9	3,255,816
New Zealand	1.1	1,858,258
Brazil	0.5	809,950

Total Investments	99.3%	$171,339,264

22	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $152,858,213)	$159,087,792
Affiliated investment, at value (identified cost, $12,251,472)	12,251,472
Foreign currency, at value (identified cost, $676,314)	675,647
Interest and dividends receivable	1,212,877
Interest receivable from affiliated investment	1,185
Tax reclaims receivable	7,001
Total assets	$173,235,974

Liabilities
Payable for when issued securities	$540,271
Payable to affiliates:
Investment adviser fee	82,637
Trustees’ fees	580
Accrued expenses	51,740
Total liabilities	$675,228
Net Assets applicable to investors’ interest in Portfolio	$172,560,746

Sources of Net Assets
Investors’ capital	$166,331,945
Net unrealized appreciation	6,228,801
Total	$172,560,746

23	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Statement of Operations

Investment Income	Period Ended October 31, 2013(1)
Interest (net of foreign taxes, $27,296)	$3,942,989
Dividends (net of foreign taxes, $8,697)	1,026,306
Interest allocated from affiliated investment	14,648
Expenses allocated from affiliated investment	(1,636)
Total investment income	$4,982,307

Expenses
Investment adviser fee	$653,905
Trustees’ fees and expenses	4,057
Custodian fee	68,823
Legal and accounting services	37,277
Miscellaneous	5,165
Total expenses	$769,227
Deduct —
Reduction of custodian fee	$72
Total expense reductions	$72

Net expenses	$769,155

Net investment income	$4,213,152

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,102,322
Investment transactions allocated from affiliated investment	472
Foreign currency transactions	(23,884)
Net realized gain	$1,078,910
Change in unrealized appreciation (depreciation) —
Investments	$6,229,579
Foreign currency	(778)
Net change in unrealized appreciation (depreciation)	$6,228,801

Net realized and unrealized gain	$7,307,711

Net increase in net assets from operations	$11,520,863

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

24	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2013(1)
From operations —
Net investment income	$4,213,152
Net realized gain from investment and foreign currency transactions	1,078,910
Net change in unrealized appreciation (depreciation) from investments and foreign currency	6,228,801
Net increase in net assets from operations	$11,520,863
Capital transactions —
Contributions	$199,553,493
Withdrawals	(38,513,610)
Net increase in net assets from capital transactions	$161,039,883

Net increase in net assets	$172,560,746

Net Assets
At beginning of period	$—
At end of period	$172,560,746

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

25	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Supplementary Data

Ratios/Supplemental Data	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.65	%(3)
Net investment income	3.53	%(3)
Portfolio Turnover	40	%(4)

Total Return	7.99	%(4)

Net assets, end of period (000’s omitted)	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

26	See Notes to Financial Statements.

Bond Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on January 11, 2013. The Portfolio’s investment objective is total return. At October 31, 2013, Eaton Vance Bond Fund and Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund) held an interest of 43.3% and 56.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

27

Bond Portfolio

October 31, 2013

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $653,905 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

28

Bond Portfolio

October 31, 2013

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $206,592,735 and $54,580,823, respectively, for the period ended October 31, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$165,480,176

Gross unrealized appreciation	$10,224,433
Gross unrealized depreciation	(4,365,345)

Net unrealized appreciation	$5,859,088

The net unrealized depreciation on foreign currency at October 31, 2013 on a federal income tax basis was $778.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Bond Portfolio

October 31, 2013

Notes to Financial Statements — continued

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Corporate Bonds & Notes	$—	$51,033,116		$—	$51,033,116
Foreign Corporate Bonds	—	16,200,757		—	16,200,757
Foreign Government Bonds	—	20,159,400		—	20,159,400
Convertible Bonds	—	17,232,900		—	17,232,900
Commercial Mortgage-Backed Securities	—	6,117,266		—	6,117,266
Tax-Exempt Investments	—	863,635		—	863,635
Senior Floating-Rate Interests	—	1,981,167		—	1,981,167
Common Stocks	22,632,099	2,093,700	*	—	24,725,799
Convertible Preferred Stocks	5,224,120	9,264,069		—	14,488,189
Preferred Stocks	—	6,285,563		—	6,285,563
Short-Term Investments	—	12,251,472		—	12,251,472

Total Investments	$27,856,219	$143,483,045		$—	$171,339,264

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

30

Bond Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, January 11, 2013 to October 31, 2013. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2013, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Bond Portfolio as of October 31, 2013, and the results of its operations, the changes in its net assets, and the supplementary data for the period from the start of business, January 11, 2013 to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2013

31

Eaton Vance

Bond Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), Bond Portfolio (BP), CMBS Portfolio (CMBSP) and Floating Rate Portfolio (FRP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust and FRP since 2007; of CMBSP since 2012; and of BP since 2013

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Of the Trust and FRP since 2011; of CMBSP since 2012; and of BP since 2013

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust and FRP since 2005; of CMBSP since 2012; and of BP since 2013	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust and FRP since 2007; of CMBSP since 2012; and of BP since 2013

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust and FRP since 2003; of CMBSP since 2012; and of BP since 2013

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

32

Eaton Vance

Bond Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust and FRP since 2003; of CMBSP since 2012; and of BP since 2013

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust and FRP since 2008; of CMBSP since 2012; and of BP since 2013

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998; of FRP since 2000; of CMBSP since 2012; and of BP since 2013

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Of the Trust and FRP since 2011; of CMBSP since 2012; and of BP since 2013

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee of the Trust and FRP since 2005; of CMBSP since 2012; and of BP since 2013

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust and Vice President of BP, CMBSP and FRP	President of the Trust and Vice President of BP since 2013; Vice President of FRP since 2011; and of CMBSP since 2012	Vice President and Chief Income Investment Officer of EVM and BMR.

33

Eaton Vance

Bond Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Kathleen C. Gaffney 1961	President of BP	Since 2013	Vice President of EVM and BMR. Formerly, vice president and portfolio manager at Loomis, Sayles & Company (for more than five years).

Thomas H. Luster 1962	President of CMBSP	Since 2012	Vice President of EVM and BMR.

Scott H. Page 1959	President of FRP	Since 2007	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President of the Trust and FRP since 2011; of CMBSP since 2012; and of BP since 2013; Secretary of the Trust and FRP since 2007; of CMBSP since 2012; and of BP since 2013; and Chief Legal Officer of the Trust and FRP since 2008; of CMBSP since 2012; and of BP since 2013	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust and FRP since 2004; of CMBSP since 2012; and of BP since 2013	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of FRP since 2007 and of CMBSP since 2012.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

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Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844-12/13	BONDSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Bond Fund and Eaton Vance Short Duration Real Return Fund (formerly, Eaton Vance Short Term Real Return Fund) (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the fund for the fund’s fiscal years ended October 31, 2012 and October 31, 2013 by the fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Bond Fund*

Fiscal Period Ended	10/31/13
Audit Fees	$12,150
Audit-Related Fees(1)	$0
Tax Fees(2)	$10,310
All Other Fees(3)	$0

Total	$22,460

Eaton Vance Short Duration Real Return Fund

(formerly, Eaton Vance Short Term Real Return Fund)

Fiscal Period Ended	10/31/12	10/31/13
Audit Fees	$12,520	$22,245
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,350	$10,760
All Other Fees(3)	$310	$0

Total	$23,180	$33,005

*	Fund commenced operations on 1/31/13.

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/11	12/31/11	10/31/12	11/30/12	12/31/12	10/31/13
Audit Fees	$26,300	$233,190	$12,520	$27,880	$317,887	$34,395
Audit-Related Fees(1)	$0	$0	$0	$0	$1,200	$0
Tax Fees(2)	$8,280	$117,270	$10,350	$8,790	$150,220	$21,070
All Other Fees(3)	$1,200	$13,800	$310	$0	$0	$0

Total	$35,780	$364,260	$23,180	$36,670	$469,307	$55,465

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	11/30/11	12/31/11	10/31/12	11/30/12	12/31/12	10/31/13
Registrant(1)	$9,480	$131,070	$10,660	$8,790	$151,420	$21,070
Eaton Vance(2)	$287,931	$334,561	$566,619	$662,119	$615,489	$526,385

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 18, 2013